Consolidated Balance Sheets (Parenthetical) - Successor [Member] - $ / shares	Mar. 31, 2019	Mar. 31, 2018
Common stock, shares par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	623,600,000	623,600,000
Common stock, shares outstanding	623,600,000	623,600,000